Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Equity [abstract]
Perpetual subordinated bonds	¥ 651,874	¥ 648,536
Total equity attributable to other equity instruments holders	¥ 651,874	¥ 648,536